Sterling Capital Mid Cap Relative Value Fund
1
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 95.6%
Auto Components — 1.9%
16,460
Magna International, Inc. ............
$ 903,654
Banks — 7.1%
12,942
East West Bancorp, Inc. .............
838,642
5,660
First Republic Bank ................
816,172
37,451
Huntington Bancshares, Inc. ..........
450,535
31,790
KeyCorp ........................
547,742
10,190
Wintrust Financial Corp. .............
816,728
3,469,819
Building Products — 3.5%
7,110
Carlisle Cos., Inc. ..................
1,696,517
Capital Markets — 2.4%
4,979
Ameriprise Financial, Inc. ............
1,183,409
Chemicals — 1.7%
8,520
Westlake Corp. ...................
835,130
Communications Equipment — 1.1%
12,210
Ciena Corp.(a) ....................
557,997
Construction & Engineering — 1.7%
11,700
MasTec, Inc.(a) ...................
838,422
Containers & Packaging — 4.4%
6,840
Avery Dennison Corp. ..............
1,107,191
19,220
Berry Global Group, Inc.(a) ..........
1,050,181
2,157,372
Electrical Equipment — 1.8%
27,880
nVent Electric PLC .................
873,480
Electronic Equipment, Instruments &
Components — 4.9%
8,840
Arrow Electronics, Inc.(a) ............
990,875
8,860
CDW Corp. ......................
1,395,982
2,386,857
Entertainment — 3.6%
10,680
Activision Blizzard, Inc. .............
831,545
7,478
Take-Two Interactive Software, Inc.(a) ...
916,279
1,747,824
Equity Real Estate Investment Trusts (REITs)
— 6.7%
5,790
Digital Realty Trust, Inc. .............
751,716
6,700
EastGroup Properties, Inc. ...........
1,034,011
24,450
Hudson Pacific Properties, Inc. ........
362,838
6,599
Mid-America Apartment Communities,
Inc. ..........................
1,152,647
3,301,212
Food & Staples Retailing — 4.2%
5,810
Casey's General Stores, Inc. ..........
1,074,734
21,320
Performance Food Group Co.(a) .......
980,293
2,055,027
Shares Fair Value
COMMON STOCKS — (continued)
Food Products — 1.9%
12,710
Lamb Weston Holdings, Inc. ..........
$ 908,257
Gas Utilities — 5.6%
18,370
Southwest Gas Holdings, Inc. .........
1,599,660
29,520
UGI Corp. .......................
1,139,767
2,739,427
Health Care Equipment & Supplies — 3.3%
2,890
Becton Dickinson & Co. .............
712,472
8,750
Zimmer Biomet Holdings, Inc. ........
919,275
1,631,747
Hotels, Restaurants & Leisure — 0.5%
8,410
Penn National Gaming, Inc.(a) ........
255,832
Household Durables — 1.4%
16,610
PulteGroup, Inc. ...................
658,254
Insurance — 8.2%
6,980
American Financial Group, Inc. ........
968,894
18,790
First American Financial Corp. ........
994,367
10,260
Globe Life, Inc. ...................
1,000,042
6,980
Hanover Insurance Group, Inc. (The) ....
1,020,825
3,984,128
IT Services — 2.1%
11,266
Fiserv, Inc.(a) .....................
1,002,336
Leisure Products — 1.1%
5,240
Polaris, Inc. ......................
520,227
Life Sciences Tools & Services — 7.1%
5,475
ICON PLC(a) ....................
1,186,433
8,520
PerkinElmer, Inc. ..................
1,211,714
1,980
Thermo Fisher Scientific, Inc. .........
1,075,694
3,473,841
Machinery — 2.1%
12,580
Oshkosh Corp. ....................
1,033,321
Oil, Gas & Consumable Fuels — 6.7%
43,176
Coterra Energy, Inc. ................
1,113,509
6,868
Diamondback Energy, Inc. ...........
832,058
16,270
Phillips 66 .......................
1,333,978
3,279,545
Professional Services — 3.3%
5,780
CACI International, Inc., Class A(a) .....
1,628,689
Real Estate Management & Development
— 1.5%
10,400
Howard Hughes Corp. (The)(a) ........
707,720
Semiconductors & Semiconductor Equipment
— 1.3%
6,640
Skyworks Solutions, Inc. .............
615,130
Software — 2.7%
30,240
Dropbox, Inc., Class A(a) ............
634,738

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
6,630
PTC, Inc.(a) ......................
$ 705,034
1,339,772
Trading Companies & Distributors — 1.8%
3,540
United Rentals, Inc.(a) ..............
859,901
Total Common Stocks
(Cost $27,303,280) ............... 46,644,847
MONEY MARKET FUND — 4.5%
2,211,064
Federated Treasury Obligations Fund,
Institutional Shares, 1.37%(b) .......
2,211,064
Total Money Market Fund
(Cost $2,211,064) ................ 2,211,064
Total Investments — 100.1%
(Cost $29,514,344) ............................ 48,855,911
Net Other Assets (Liabilities) — (0.1)% .............. (44,208)
NET ASSETS — 100.0% .......................
$ 48,811,703
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Cap Relative Value Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Mid Cap Relative Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Cap Relative Value Fund — (continued)
June 30, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Mid Cap Relative Value Fund ........... $ 48,855,911(a) $ — $ — $ 48,855,911
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.